Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 27,064	$ 22,035
Accrued and other liabilities	29,211	46,175
Accounts payable and accrued liabilities	$ 56,275	$ 68,210